Events after the reporting period - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 01, 2022 USD ($)	Jan. 01, 2022 € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number stock options, Granted | shares			1,144,000	1,072,445
Stock options granted to board of directors [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number stock options, Granted		70,000
Exercise price of stock options granted | € / shares		€ 12.67
Initial offering price of securities [Member] | Top Of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from initial public offering	$ 350
SVB Leerink [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net proceeds from initial public offering	$ 75